Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Long-Term Debt
Summary of components of long-term debt	Components of long-term debt were as follows:

	September 30,	December 31,
	2020	2019
2019 Mezzanine Term Loan	$—	$10,000
Unamortized debt discount	—	(372)
Net carrying amount	$—	$9,628

	2019	2018
2018 Secured Term Loan – principal	$—	$3,500
Unamortized debt discount	—	(55)
2018 Secured Term Loan, net	—	3,445
2019 Mezzanine Term Loan – principal	10,000	—
Unamortized debt discount	(372)	—
2019 Mezzanine Term Loan, net	9,628	—
Convertible Promissory Notes – principal	—	14,750
Unamortized debt discount	—	(2,579)
Convertible Promissory Notes, net	—	12,171
Net carrying amount	$9,628	$15,616